Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Financial Instruments

15. Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 7 and 8.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, investments, and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $31,485 as compared to its carrying amount of $32,132 (Note 7). The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment and estimates that the amount presented on the accompanying Balance sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements, put option agreements and call option agreements discussed in Note 8 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2015 and 2014 are as follows:

	2015		2014
	Carrying Amount	FairValue	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	289,676	289,676	202,107	202,107
Restricted cash	15,330	15,330	12,334	12,334
Investments	1,000	1,000	1,000	1,000
Debt	(1,400,094)	(1,399,447)	(1,418,336)	(1,417,430)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Comprehensive income/(loss) or in the Balance Sheet, as a component of Accumulated other comprehensive income/ (loss).

		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	4,666	3,547
	Financial instruments—Fair Value, net of current portion	—	—	3,181	3,499
	Subtotal	—	—	7,847	7,046

		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	1,040	2,659
	Financial instruments—Fair Value, net of current portion	—	—	—	560
Bunker swaps	Current portion of financial instruments—Fair value	—	—	—	9,228
Bunker put options	Current portion of financial instruments—Fair value	—	2,443	—	—
Bunker call options	Current portion of financial instruments—Fair value	28	—	—	—
Bunker call options	Financial instruments—Fair Value, net of current portion	126	—	—	—
	Subtotal	154	2,443	1,040	12,447
	Total derivatives	154	2,443	8,887	19,493

Derivatives designated as Hedging Instruments-Net effect on the Statements of Comprehensive Income/ (loss)

Derivative	Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)	Amount
		2015	2014	2013
Interest rate swaps		(5,446)	(7,042)	(3,338)
Total		(5,446)	(7,042)	(3,338)

Derivative	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location		Amount
		2015	2014	2013
Interest rate swaps	Depreciation expense	(154)	(154)	(144)
Interest rate swaps	Interest and finance costs, net	(4,120)	(3,388)	(11,301)
Total		(4,274)	(3,542)	(11,445)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other comprehensive Loss as of December 31, 2015 and 2014 was $10,727 and $10,290 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Statement of Comprehensive Income/(loss)

Derivative	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income / (Loss) Location		Amount
		2015	2014	2013
Interest rate swaps	Interest and finance costs, net	(24)	(1,272)	(1,012)
Bunker swaps	Interest and finance costs, net	(1,206)	(10,402)	223
Bunker put options	Interest and finance costs, net	564	1,244	—
Bunker call options	Interest and finance costs, net	(1,260)	—	—
Total		(1,926)	(10,430)	1,235

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2015 and 2014 using Level 2 inputs (significant other observable inputs):

Recurring measurements:
	December 31, 2015	December 31, 2014
Interest rate swaps……………………………………….	(8,887)	(10,265)
Bunker swaps……………………………………………	—	(9,228)
Bunker put options………………………………………	—	2,443
Bunker call options…………………………………	154	—
	(8,733)	(17,050)

.